Form N-1A Cover	Jun. 11, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Jun. 11, 2026
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Document Effective Date	Jun. 11, 2026
Prospectus Date	Apr. 03, 2026